Pilot plant - Operations costs (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Pilot plant
Pilot plant operations	$ 3,099,490	$ 1,944,764	$ 5,975,043	$ 4,281,206
Internet
Pilot plant
Pilot plant operations	2,625	2,757	5,465	5,528
Personnel
Pilot plant
Pilot plant operations	1,733,175	770,870	3,042,447	1,711,397
Reagents
Pilot plant
Pilot plant operations	149,138	387,136	584,467	759,511
Repairs and maintenance
Pilot plant
Pilot plant operations	1,708	117,462	8,959	185,023
Supplies
Pilot plant
Pilot plant operations	931,692	297,978	1,682,226	651,049
Testwork
Pilot plant
Pilot plant operations	237,651	274,729	559,606	385,463
Office trailer rental
Pilot plant
Pilot plant operations	7,146	8,000	19,543	15,599
Utilities
Pilot plant
Pilot plant operations	$ 36,355	101,650	$ 72,330	605,458
Foreign exchange.
Pilot plant
Pilot plant operations		$ (15,818)		$ (37,822)